Consolidated Statements of Changes in Equity shares in Millions, $ in Millions, $ in Millions	TWD ($)	USD ($)	Capital Stock - Common Stock [member] TWD ($) shares	Capital Stock - Common Stock [member] USD ($) shares	Capital Surplus [member] TWD ($)	Capital Surplus [member] USD ($)	Retained Earnings - Legal Capital Reserve [member] TWD ($)	Retained Earnings - Legal Capital Reserve [member] USD ($)	Retained Earnings - Special Capital Reserve [member] TWD ($)	Retained Earnings - Special Capital Reserve [member] USD ($)	Retained Earnings - Unappropriated Earnings [member] TWD ($)	Retained Earnings - Unappropriated Earnings [member] USD ($)	Retained Earnings [member] TWD ($)	Retained Earnings [member] USD ($)	Others - Foreign Currency Translation Reserve [member] TWD ($)	Others - Foreign Currency Translation Reserve [member] USD ($)	Others - Unrealized Gain/Loss from Available-for-sale Financial Assets [member] TWD ($)	Other - Unrealized Gain/Loss on Financial Assets at Fair Value Through Other Comprehensive Income [member] TWD ($)	Other - Unrealized Gain/Loss on Financial Assets at Fair Value Through Other Comprehensive Income [member] USD ($)	Others - Cash Flow Hedges Reserve [member] TWD ($)	Other - Gain (Loss) on Hedging Instruments [member] TWD ($)	Other - Gain (Loss) on Hedging Instruments [member] USD ($)	Others - Stock-Based Employee Compensation [member] TWD ($)	Others - Stock-Based Employee Compensation [member] USD ($)	Others - Total [member] TWD ($)	Others - Total [member] USD ($)	Total Equity Attributable to Shareholders of the Parent [member] TWD ($)	Total Equity Attributable to Shareholders of the Parent [member] USD ($)	Non-controlling Interests [member] TWD ($)	Non-controlling Interests [member] USD ($)
Beginning balance at Dec. 31, 2015	$ 1,194,970.1		$ 259,303.8		$ 56,300.2		$ 177,640.6				$ 688,989.0		$ 866,629.6		$ 11,039.9		$ 734.8			$ (0.6)					$ 11,774.1		$ 1,194,007.7		$ 962.4
Beginning balance, shares at Dec. 31, 2015 | shares			25,930.3	25,930.3
Legal capital reserve							30,657.4				(30,657.4)
Cash dividends to shareholders-NT$6, NT$7 and NT$8 per share for the years ended December 31, 2016, 2017 and 2018	(155,582.3)										(155,582.3)		(155,582.3)														(155,582.3)
Total	(155,582.3)						30,657.4				(186,239.7)		(155,582.3)														(155,582.3)
Net income(loss)	331,797.3										331,713.7		331,713.7														331,713.7		83.6
Other comprehensive income (loss), net of income tax	(11,067.2)										(950.3)		(950.3)		(9,378.7)		(732.2)			0.7					(10,110.2)		(11,060.5)		(6.7)
Total comprehensive income (loss)	320,730.1										330,763.4		330,763.4		(9,378.7)		(732.2)			0.7					(10,110.2)		320,653.2		76.9
Disposal of investments accounted for using equity method	(56.1)				(56.1)																						(56.1)
Adjustments to share of changes in equities of associates	21.2				21.2																						21.2
From share of changes in equities of subsidiaries					7.0																						7.0		(7.0)
Decrease in non-controlling interests	(235.2)																												(235.2)
Effect of disposal of subsidiary	(2.0)																												(2.0)
Ending balance at Dec. 31, 2016	1,359,845.8		$ 259,303.8		56,272.3		208,298.0				833,512.7		1,041,810.7		1,661.2		2.6			0.1					1,663.9		1,359,050.7		795.1
Ending balance, shares at Dec. 31, 2016 | shares			25,930.3	25,930.3
Legal capital reserve							33,424.7				(33,424.7)
Cash dividends to shareholders-NT$6, NT$7 and NT$8 per share for the years ended December 31, 2016, 2017 and 2018	(181,512.7)										(181,512.7)		(181,512.7)														(181,512.7)
Total	(181,512.7)						33,424.7				(214,937.4)		(181,512.7)														(181,512.7)
Net income(loss)	345,039.0										344,998.3		344,998.3														344,998.3		40.7
Other comprehensive income (loss), net of income tax	(28,821.6)										(245.0)		(245.0)		(28,358.9)		(216.7)			4.1					(28,571.5)		(28,816.5)		(5.1)
Total comprehensive income (loss)	316,217.4										344,753.3		344,753.3		(28,358.9)		(216.7)			4.1					(28,571.5)		316,181.8		35.6
Adjustments to share of changes in equities of associates	(3.2)				7.1																		$ (10.3)		(10.3)		(3.2)
From share of changes in equities of subsidiaries					11.0																						11.0		(11.0)
Donation from shareholders	20.9				19.2																						19.2		1.7
Decrease in non-controlling interests	(113.7)																												(113.7)
Effect of disposal of subsidiary	(8.0)																												(8.0)
Ending balance (Previously stated under IAS 39 [member]) at Dec. 31, 2017	1,494,446.5		$ 259,303.8		56,309.6		241,722.7				963,328.6		1,205,051.3		(26,697.7)		(214.1)			4.2			(10.3)		(26,917.9)		1,493,746.8		699.7
Ending balance (Effect of retrospective application) at Dec. 31, 2017	1,245.8										1,556.3		1,556.3				$ 214.1	$ (524.9)		$ (4.2)	$ 4.2				(310.8)		1,245.5		0.3
Ending balance (ADJUSTED BALANCE) at Dec. 31, 2017	1,495,692.3		$ 259,303.8		56,309.6		241,722.7				964,884.9		1,206,607.6		(26,697.7)			(524.9)			4.2		(10.3)		(27,228.7)		1,494,992.3		700.0
Ending balance at Dec. 31, 2017	1,494,446.5
Ending balance, shares (Previously stated under IAS 39 [member]) at Dec. 31, 2017 | shares			25,930.3	25,930.3
Ending balance, shares (ADJUSTED BALANCE) at Dec. 31, 2017 | shares			25,930.3	25,930.3
Legal capital reserve							34,311.2				(34,311.2)
Special capital reserve									$ 26,907.5		(26,907.5)
Cash dividends to shareholders-NT$6, NT$7 and NT$8 per share for the years ended December 31, 2016, 2017 and 2018	(207,443.0)										(207,443.0)		(207,443.0)														(207,443.0)
Total	(207,443.0)						34,311.2		26,907.5		(268,661.7)		(207,443.0)														(207,443.0)
Net income(loss)	363,106.2	$ 11,862.3									363,052.7		363,052.7														363,052.7		53.5
Other comprehensive income (loss), net of income tax	9,837.0	321.4									(765.3)		(765.3)		14,655.3			(4,097.5)			41.6				10,599.4		9,834.1		2.9
Total comprehensive income (loss)	372,943.2	12,183.7									362,287.4		362,287.4		14,655.3			(4,097.5)			41.6				10,599.4		372,886.8		56.4
Disposal of investments in equity instruments at fair value through other comprehensive income											(1,193.1)		(1,193.1)					1,193.1							1,193.1
Basis adjustment for loss on hedging instruments	(22.2)																				(22.2)				(22.2)		(22.2)
Adjustments to share of changes in equities of associates	2.1				(6.4)																		8.5		8.5		2.1
From share of changes in equities of subsidiaries					2.7																						2.7		(2.7)
Donation from shareholders	10.1				10.1																						10.1
Decrease in non-controlling interests	(77.4)																												(77.4)
Ending balance at Dec. 31, 2018	$ 1,661,105.1	$ 54,266.8	$ 259,303.8	$ 8,471.2	$ 56,316.0	$ 1,839.8	$ 276,033.9	$ 9,017.8	$ 26,907.5	$ 879.0	$ 1,057,317.5	$ 34,541.6	$ 1,360,258.9	$ 44,438.4	$ (12,042.4)	$ (393.4)		$ (3,429.3)	$ (112.0)		$ 23.6	$ 0.8	$ (1.8)	$ (0.1)	$ (15,449.9)	$ (504.7)	$ 1,660,428.8	$ 54,244.7	$ 676.3	$ 22.1
Ending balance, shares at Dec. 31, 2018 | shares			25,930.3	25,930.3